Exhibit 99.1 Sch. 1

Loan Level Exception - Disposition

Run Date - 8/21/2020 3:43:56 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Fitch Final Rating	Moodys Final Rating	DBRS Final Rating	SP Final Rating	Kroll Final Rating	Morningstar Final Rating
200505688	XX	XX	XX	TX	10/XX/2003	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	REVIEWER - GENERAL COMMENT (2016-11-02): 11/02/2016: Additional documentation provided consisted of Note, HUD-1 and GFE. Exceptions remain as no documentation was provided to clear them.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - Texas Home Loan (Refinance of Special Mortgage): It is unclear whether an assignee of either a Texas home loan or a high-cost home loan would be exposed to administrative and civil liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			C	C	C	C	C	C
200790176	XX		XX	XX	MD	12/XX/2001	Primary	Purchase		1							1							A	A	A	A	A	A
201224895	XX		XX	XX	FL	12/XX/2016	Second Home	Purchase	ATR Fail	1							1	[1] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence: TRID Final Closing Disclosure 12/XX/2016 on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XX/XX/2016)		REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A				A	A	A	A	A	A
201617413	XX	XX	XX	AL	1/XX/2003	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2002.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
201924949	XX	XX	XX	CT	8/XX/2001	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2001.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			B	B	B	B	B	B
202333430	XX	XX	XX	AL	7/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202333517	XX	XX	XX	GA	7/XX/2001	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202333638	XX	XX	XX	TX	6/XX/2001	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202333653	XX	XX	XX	MS	5/XX/2001	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
202333665	XX	XX	XX	AL	7/XX/2001	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202333675	XX	XX	XX	IL	5/XX/2001	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2000.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202333937	XX	XX	XX	NC	6/XX/2001	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2000.
[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202334239	XX		XX	XX	WI	7/XX/2001	Investment	Refinance Cash-out - Other		2	[3] Closing / Title - Title: Evidence of title is missing						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.						B	B	B	B	B	B
202334250	XX	XX	XX	TX	8/XX/2003	Investment	Refinance Rate/Term	2	[3] Closing / Title - Missing Document: Security Instrument not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	REVIEWER - GENERAL COMMENT (2019-09-18): Updated from: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202334256	XX		XX	XX	TX	4/XX/2001	Investment	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001.						B	B	B	B	B	B
202334262	XX	XX	XX	TX	6/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			C	C	C	C	C	C
202334272	XX	XX	XX	TX	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.39689% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $2,989.26 on an Original Principal Loan Amount of $XX vs. an allowable total of $2,640.00 (an overage of $349.26 or 0.39689%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			C	C	C	C	C	C
202334301	XX	XX	XX	OH	4/XX/2001	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2001.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP Expired. Prepayment charge not allowed per state of Ohio - max prepayment charge
for OH ARM loan is 1% OPB - note states 6 months if prepaid amount is over 20%. Lender is XX, A California Corporation.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
202334311	XX	XX	XX	TN	7/XX/2001	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202334410	XX	XX	XX	OH	6/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Valuation:	Appraisal not provided	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
202334411	XX	XX	XX	TX	6/XX/2001	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2000.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202334465	XX	XX	XX	OH	7/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202334469	XX		XX	XX	TN	5/XX/2001	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2000.						B	B	B	B	B	B
202334729	XX	XX	XX	TX	6/XX/2001	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.62662% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $2,850.00 on an Original Principal Loan Amount of $XX vs. an allowable total of $1,848.00 (an overage of $1,002.00 or 1.62662%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
202334735	XX	XX	XX	TX	6/XX/2001	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202346980	XX	XX	XX	FL	7/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
202346987	XX	XX	XX	GA	5/XX/2001	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
202383967	XX	XX	XX	NJ	7/XX/2003	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization reflects a $350.00 reduction to pre-paid finance charges for Appraisal Reduction.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	D	D	D	D	D	D
202384070	XX	XX	XX	MS	2/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202384078	XX	XX	XX	FL	4/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202384081	XX	XX	XX	IN	6/XX/2001	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202384082	XX		XX	XX	NC	5/XX/2001	Investment	Purchase		2	[3] Closing / Title - Title: Evidence of title is missing						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2000.						B	B	B	B	B	B
202384095	XX		XX	XX	MD	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.						B	B	B	B	B	B
202384098	XX	XX	XX	OH	6/XX/2001	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202384099	XX	XX	XX	TX	6/XX/2001	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202384102	XX	XX	XX	CA	6/XX/2001	Primary	Refinance Cash-out - Other	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202384103	XX	XX	XX	KY	6/XX/2001	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
202384109	XX	XX	XX	IN	7/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202384110	XX	XX	XX	TX	7/XX/2001	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202384113	XX					7/XX/2001	UTD	UTD UTD		3							3	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Missing images				UTD	D	D	D	D	D	D
202384116	XX	XX	XX	PA	7/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202384117	XX	XX	XX	ME	8/XX/2001	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390162	XX	XX	XX	GA	5/XX/2001	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390171	XX	XX	XX	KY	6/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390172	XX		XX	XX	LA	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2000.						B	B	B	B	B	B
202390176	XX	XX	XX	IN	6/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390177	XX	XX	XX	GA	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
202390180	XX		XX	XX	TN	6/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2000.						B	B	B	B	B	B
202390182	XX	XX	XX	AR	6/XX/2001	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390185	XX	XX	XX	SC	6/XX/2001	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390188	XX	XX	XX	GA	5/XX/2001	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390189	XX	XX	XX	IN	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390191	XX	XX	XX	OK	6/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390200	XX	XX	XX	IN	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390204	XX	XX	XX	ME	6/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390214	XX	XX	XX	TN	7/XX/2001	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.
[2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390217	XX	XX	XX	GA	6/XX/2001	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.		Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	D	D	D	D	D	D
202390219	XX	XX	XX	TN	7/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
202390222	XX	XX	XX	GA	6/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390224	XX	XX	XX	GA	5/XX/2001	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390227	XX	XX	XX	IN	5/XX/2001	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2001.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390233	XX	XX	XX	SC	7/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390243	XX	XX	XX	GA	8/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390246	XX	XX	XX	VA	8/XX/2001	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390247	XX		XX		GA					3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided						3	[3] Loan File - (Missing Doc) Incomplete loan images/file [3] Closing / Title - Missing Document: Note - Subject Lien not provided	Loan File - (Missing Doc) Incomplete loan images/file: Missing all compliance docs.				UTD	D	D	D	D	D	D
202390250	XX	XX	XX	NC	7/XX/2001	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.
[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP Expired. Prepayment charge not allowed per state {NC) - max prepayment charge is 0% if the principal amount is less than or equal to $150,000 - note states 1%. Lender is XX.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202390251	XX	XX	XX	IN	7/XX/2001	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
202390254	XX	XX	XX	AL	8/XX/2001	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
202390255	XX	XX	XX	GA	8/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202452847	XX	XX	XX	TX	8/XX/2004	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.49599% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $2,985.34 on an Original Principal Loan Amount of $XX vs. an allowable total of $1,992.00 (an overage of $993.34 or 1.49599%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			C	C	C	C	C	C
202452909	XX	XX	XX	TX	10/XX/2004	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			C	C	C	C	C	C
202452913	XX	XX	XX	TX	10/XX/2004	Investment	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.					No	D	D	D	D	D	D
202452916	XX	XX	XX	TX	10/XX/2004	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.03181% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $2,765.01 on an Original Principal Loan Amount of $XX vs. an allowable total of $2,736.00 (an overage of $29.01 or 0.03181%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			C	C	C	C	C	C
202452917	XX	XX	XX	TX	11/XX/2004	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202452923	XX	XX	XX	TX	11/XX/2004	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal Not Provided	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			C	C	C	C	C	C
202656913	XX	XX	XX	TX	2/XX/2003	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
202658321	XX	XX	XX	UT	2/XX/2002	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
202658363	XX	XX	XX	NC	1/XX/2003	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
203057568	XX	XX	XX	GA	2/XX/2018	Primary	Purchase	ATR Risk	3	[3] Miscellaneous - Credit Exception: [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 88.43456% exceeds Guideline total debt ratio of 50.00000%.	Lender used 9% expense factor versus 50% required by guidelines. CPA letter provided stating a 9% factor, but no other documentation provided. Expense factor of 9% is outside of standard business expenses. Additional documentation required for use of 9% expense factor. Review used standard 50% expense ration vs. 9% used by underwriting	REVIEWER - GENERAL COMMENT (2018-03-27): 03/27/2018: Received email from CPA verifying 9% expense ration. Despite CPA verifying it, without supporting documentation showing 9% expense ratio, 50% is used. 9% expense ratio does not meet ATR guidelines. Exception Remains. REVIEWER - GENERAL COMMENT (2018-03-27): 03/27/2018: Received email from CPA verifying 9% expense ration. Despite CPA verifying it, without supporting documentation showing 9% expense ratio, 50% is used. 9% expense ratio does not meet ATR guidelines. Exception Remains.	3	[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 4.47911% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $7,721.00 on a Federal Total Loan Amount of $172,378.15 vs. an investor allowable total of $5,171.34 (an overage of $2,549.66 or 1.47911%).
[2] Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Loan Amount: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 02/XX/2018 disclosed a Loan Amount that does not match the Loan Amount from the Loan Terms table. (Final/XX/27/2018)	Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Loan Amount: .
Federal Compliance - General Ability To Repay Provision Investor Guidelines: .
Federal Compliance - Check Loan Designation Match - ATR: .	Federal Compliance - Check Loan Designation Match - ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																					Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Loan Amount: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			C	C	C	C	C	C
203071956	XX	XX	XX	TN	11/XX/2001	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
203085171	XX	XX	XX	TX	3/XX/2005	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
203178705	XX	XX	XX	MA	4/XX/2018	Primary	Purchase	Non QM	3	[3] Income Documentation - Income Docs Missing:	Missing YTD P&L for all three companies. P&L in file dated 12/XX/2017, loan closed X/2018	SELLER - GENERAL COMMENT (2018-04-25): Disagree - 2018 P&L would not be requested until 30 days after end of 1st quarter as financials are not typically available until such a date. REVIEWER - GENERAL COMMENT (2018-04-25): 04/25/2018: Guidelines state " A year-to-date (YTD) Profit and Loss (P&L) Statement and Balance Sheet is required for all businesses where income is used for qualifying and/or for businesses that show a loss. The P&L may be audited or unaudited" Exception remains REVIEWER - GENERAL COMMENT (2018-05-14): 05/14/2018: Lender acknowledges and agrees with findings.	2	[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.72526% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $51,684.65 on a Federal Total Loan Amount of $1,387,409.24 vs. an investor allowable total of $41,622.27 (an overage of $10,062.38 or .72526%).
[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 04/XX/2018 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/XX/05/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - At Closing: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/XX/2018 disclosed Total Closing Costs (Paid by Seller at Closing) that does not match sum of fees. (Final/XX/05/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 04/XX/2018 disclosed Discount Point percentage that does not match disclosed calculated percentage of loan amount. (Final/XX/05/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2018 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/405813)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2018 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/405812)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2018 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/405811)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/XX/05/2018)	Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - At Closing: .
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Per documents in file
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Per documents in file
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Per documents in file
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Per documents in file
Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: Per documents in file
Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Per documents in file	SELLER - GENERAL COMMENT (2018-04-25): XX agrees with technical finding and has corrected the problem for all future SMART ARM closings. XX is in the process of preparing a corrected CD, to be sent to the borrower. AMC will be notified when corrected CD is available for review in XDOC's.
REVIEWER - CURED COMMENT (2018-04-25): Documentation sent to borrower curing exception
SELLER - GENERAL COMMENT (2018-04-25): XX agrees with technical finding and has corrected the problem for all future SMART ARM closings.  XX  is in the process of preparing a corrected CD, to be sent to the borrower. AMC will be notified when corrected CD is available for review in XDOC's.
REVIEWER - CURED COMMENT (2018-04-25): Documentation sent to borrower curing exception
SELLER - GENERAL COMMENT (2018-04-25): XX agrees with technical finding and has corrected the problem for all future SMART ARM closings.  XX is in the process of preparing a corrected CD, to be sent to the borrower. AMC will be notified when corrected CD is available for review in XDOC's.
REVIEWER - CURED COMMENT (2018-04-25): Documentation sent to borrower curing exception
SELLER - GENERAL COMMENT (2018-04-25): XX agrees with technical finding and has corrected the problem for all future SMART ARM closings.  XX is in the process of preparing a corrected CD, to be sent to the borrower. AMC will be notified when corrected CD is available for review in XDOC's.
REVIEWER - CURED COMMENT (2018-04-25): Documentation sent to borrower curing exception	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - At Closing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
203180571	XX	XX	XX	XX	TX	10/XX/1998	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP expired. Prepayment penalty is not allowed, per TX. Note states 3%/2%/2%. Lender is XX.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.	REVIEWER - GENERAL COMMENT (2019-12-13): Updated from: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1998.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
203335271	XX	XX	XX	NC	4/XX/2002	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
203359159	XX	XX	XX	CA	4/XX/2018	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/XX/20/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/20/2018)	Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: The signing fee is what is causing this exception.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: The homeowners insurance premium on the closing disclosure does not match the declarations page in file.	Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
203468624	XX		XX	XX	NJ	4/XX/2018	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	[2] Miscellaneous - Credit Exception:	Property zoned agricultural Lender approved exception	REVIEWER - WAIVED COMMENT (2018-05-11): Lender approved exception				2	[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/XX/25/2018)	Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Final CD reflects balance being paid.		Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Guideline variance approved by lender at time of origination		B	B	B	B	B	B
203657066	XX		XX	XX	GA	6/XX/2018	Primary	Purchase	Non QM	2							2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller Change - Adjustments: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether there was a change in the Adjustments and Other Credits. (Final/XX/06/2018)	Federal Compliance - TRID Final Closing Disclosure With Seller Change - Adjustments: inal Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether there was a change in the Adjustments and Other Credits. (F		Federal Compliance - TRID Final Closing Disclosure With Seller Change - Adjustments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
203668249	XX	XX	XX	NY	8/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - New York Late Charge Percent Testing: Late charge not allowed per state NY - max late charge for NY is 2% - note states 5%.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
204469554	XX		XX	XX	CA	8/XX/2018	Primary	Refinance Cash-out - Other		1							1							A	A	A	A	A	A
204548585	XX	XX	XX	GA	9/XX/2018	Primary	Purchase	Non QM	2	2	[2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.60160% or Final Disclosure APR of 6.63200% is in excess of allowable threshold of APOR 4.79% + 1.5%, or 6.29000%. Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals): TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals): Property was last sold in XX/18 for $XX. Contract price for this purchase was $XX. App date was 8/XX/18. Per guides appreciation greater than 20% in the past 91-180 days requires 2 full appraisals regardless of loan amount. No second appraisal was in file.
Federal Compliance - Federal HPML 2014 Non Compliant: Data was captured from loan documents.	SELLER - GENERAL COMMENT (2018-09-27): Per the 24 Month Chain of Title, the Seller XX acquired the property on: XXMAR18. The (180) day-count meets the demands of the underwriting guidelines as follows: MAR18 = (25) days, APR18 = (30) days, MAY18 = (31) days, JUN18 = (30) days, JUL18 = (31) days, AUG18 = (31) days, and SEP18 = (14) days. The total day count, (not counting Seller’s acquisition date of XXMAR18), is (192) days to Settlement Date on XXSEP18. Second full appraisal not required. NPF disagrees with finding. Finding should be removed.
REVIEWER - GENERAL COMMENT (2018-09-27): 09/27/2018:  Per AMC compliance dept: the lender is performing the calculation based on the loan settlement date. The HPML requirements are based on the date the consumer agreed to purchase the property, not the settlement date. Based on the data captured on this loan that was 8/XX/2018, which is 167 days from the sellers acquisition date of 3/X/2018. See excerpt below:
The seller acquired the property 91 to 180 days prior to the date of the consumer's agreement to acquire the property and the price in the consumer's agreement to acquire the property exceeds the seller's acquisition price by more than 20 percent.
SELLER - GENERAL COMMENT (2018-09-27): The lock date was XXAUG18 using the APOR Anchor date of Monday, XXAUG18. The index was 4.740% + 1.500% margin = 6.240%. The Final CD APR was 6.632%. This loan has rate spread, (APR-APOR), of 1.892% in excess of 1.500% which causes the loan to be a Rebuttable Presumption. This loan passed ATR testing, full appraisal, 789 score, and full escrows.
REVIEWER - GENERAL COMMENT (2018-09-27): 09/27/2018: Per AMC compliance dept: the loan exceeds the threshold per clients comments. Exception remains.	Federal Compliance - Federal HPML 2014 Non Compliant: TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
204770219	XX	XX	XX	MA	9/XX/2005	Primary	Refinance Rate/Term	2	2	[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	State Compliance - Massachusetts Late Charge Percent Testing: 5% late charge exceeds 3% maximum per state (MA).					B	B	B	B	B	B
204770957	XX	XX	XX	TX	3/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			B	B	B	B	B	B
204771041	XX	XX	XX	SC	6/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			B	B	B	B	B	B
204771592	XX	XX	XX	TX	6/XX/2005	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.12774% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $3,563.87 on an Original Principal Loan Amount of $XX vs. an allowable total of $1,500.00 (an overage of $2,063.87 or 4.12774%.)
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			C	C	C	C	C	C
204771658	XX	XX	XX	TX	9/XX/2004	Investment	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.						B	B	B	B	B	B
204778318	XX	XX	XX	AZ	9/XX/2018	Second Home	Refinance Cash-out - Other	Non QM	2	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/XX/26/2018)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 09/XX/2018 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions: Increase in interest rate the day of closing. Requires Disclosure to borrower at least 3 business days prior to consummation of loan.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Underdisclosed by $XX.	REVIEWER - GENERAL COMMENT (2018-12-20): Under 1026.19(f)(2)(ii), if the APR becomes inaccurate after delivery of the Closing Disclosure and before consummation, the creditor must provide a corrected Closing Disclosure containing all changed terms and ensure that the consumer receives it no later than three business days before consummation.
In the case here, we have a CD issued on 9/XX/18 with a disclosed APR of 7.344%. The final CD, issued 9/XX/18 with a closing date of the same, disclosed an APR of 7.596%. An increase of 0.252. As a fixed rate IO loan, we would agree the loan falls under the “irregular loan” definition and has an APR accuracy tolerance of 0.25%. While it is acknowledged that lender recognized this error (referred to as a “technical calculation deficiency”) in the Letter of Explanation to the borrower along with a refund and corrected PCCD, the post-close refund is not able to cure the timing violation. Given the three-day before consummation window has passed, there is no going back to cure, or correct, this deficiency. While it can be acknowledged within comments to the exception itself that a refund was made to bring the APR within tolerance, the timing exception will remain an open EV3-C.
SELLER - GENERAL COMMENT (2019-01-07): • There were 2 recent post closing CD's issued on this file. One on 12/X and another on 12/XX. The CD issued on 12/X was to correct the APR calculation issue. There was no refund associated with this cure. It was solely to resolve the system issue of the incorrect APR that was listed on the final CD generated on 9/XX and again on the corrective CD issued on 10/XX. The correct APR that should have been listed on these CD's should have been 7.589 which is within .25 and clears the need for a new 3 day cool off period. This APR was not achieved by refunding any fees the borrower. It was a system error that was corrected. That should be sufficient to not classify this as an EV3 finding any longer.  The post closing CD issued on 12/XX was to refund additional finance charges to the borrower but was not to clear this APR issue. Finding should be removed.
REVIEWER - GENERAL COMMENT (2019-01-08): The last ICD dated 9/XX/2018 had an APR of 7.344% and the Final CD dated 9/XX/2018 had an APR of 7.596% which is .002% above the permitted threshold. The APR for the Final CD populated higher than should have been disclosed due to a technical issue that has subsequently been resolved since the Final CD was issued. The corrected APR is 7.589% which is an increase of .245% and within Reg. Z 1026.22(a)(2) "irregular transactions", permitted threshold APR tolerance is .250%. Corrected CD and letter of explanation sent to borrower. Uploaded to Xdoc under compliance cure info, 12/XX/2018, 5:58 pm.
REVIEWER - GENERAL COMMENT (2019-01-22): The requirement to provide a corrected CD no later than 3 business days before consummation is a timing violation that cannot be cured with a PC-CD. We can add additional commentary to the fact the lender provided the LOE and corrected PC-CD, but the exception remains an open EV3.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2018-12-13): Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD sent to borrower  to cure exception.  Not met within the 60 day time period.
REVIEWER - GENERAL COMMENT (2019-01-18): As far as the finance charge cure within 60 days of discovery is concerned, based on the initial reporting date of 10/8, the 12/10 cure would be outside the 60 days. At the advice of outside counsel, AMC does not adjust the date of discovery for lenders to contemplate the compliance exception that was cited.The cure would be outside the 60-day window and remain as EV3.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
204779161	XX	XX	XX	CA	7/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.12600% is underdisclosed from calculated APR of 9.83095% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instruction indicate the Index used was 2.45%. The closest Index available in our look-back period is 3.52%.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
204994401	XX	XX	XX	FL	10/XX/2018	Second Home	Purchase	Non QM	2	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $3,072.00 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/XX/25/2018)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/25/2018)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for the Second Appraisal Fee of $475 was not provided.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: actual hoa per appraisal is XX this figures is XX.	REVIEWER - CURED COMMENT (2018-11-28): Letter of Explanation & Corrected Closing Disclosure sent to borrower curing exception	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
205006959	XX	XX	XX	XX	TX	7/XX/2005	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.42604% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $5,430.00 on a Original Loan Amount of $84,500.00 vs. an allowable total of $4,225.00 (an overage of $1,205.00 or 1.42604%).
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.		REVIEWER - GENERAL COMMENT (2020-02-24): Updated from: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.				B	B	B	B	B	B
205058951	XX	XX	XX	CA	10/XX/2018	Primary	Refinance Rate/Term	ATR Fail	3	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 52.95675% exceeds Guideline total debt ratio of 50.00000%.	Exception for the excessive DTI was obtained at origination.	REVIEWER - WAIVED COMMENT (2018-11-08): Lender approved exception	[3] Appraisal Reconciliation - Desk Review value is less than Appraised value by at least 10%.	Lender approved exception with compensating factors of excellent credit history, 32 months reserves. Loan cannot be placed into a securatization with variance of -13.0435%.	SELLER - GENERAL COMMENT (2018-11-16): Why is this an EV3? As AMC stated, lender approval exception (in file), shouldn’t this be an EV2? AMC to back up statement of Loan cannot be placed into a securitization with variance of -13.0435%.”
REVIEWER - GENERAL COMMENT (2018-11-16): Although there is a lender approved exception in file, the loan event remains a 3.  Lender exception also was for a loan amount of 1.009.000 and would result in a 91.7% LTV, , actual loan amount is higher at 1,012,000 resulting in an LTV of 92%.  Exception remains
SELLER - GENERAL COMMENT (2018-12-24): Exception is approved and in the file to use the appraised value on the appraisal in lieu of the CDA and waiving the field review.  Commentary from SVP of Underwriting state the appraisal is strong supported by the comps, Collateral Underwriter scored the appraisal at a least possible risk score of 1. Commentary on the appraisal state the previous sale was undervalue.  $1.012 loan amount @ $1.265MM appraised value is 80% LTV which meets guidelines.  Comp Factors: Mortgage history 0x30 since 2005 with no derogatory credit, 32 months post closing reserves, minimal payment increase of $175 in PITIA.
REVIEWER - GENERAL COMMENT (2018-12-24): Lender exception also was for a loan amount of 1.009.000 and would result in a 91.7% LTV, , actual loan amount is higher at 1,012,000 resulting in an LTV of 92%. The exception is for the incorrect loan amount and a new exception was not issued when the loan amount was raised. Loan also cannot be placed in a securitization with the variance in the file. Exception remains.	3	[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship employment status using reasonably reliable third-party records. (XX Real Estate Sale/Schedule C)
[3] Federal Compliance - General Ability To Repay Provision Employment - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship employment status using reasonably reliable third-party records. (XX XX Planning Insurance/Schedule C)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/XX/19/2018)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.95675% moderately exceeds the guideline maximum of 50.00000%. (DTI Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Tax Return Fee.  Fee Amount of $20.25 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7575)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $39.75 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7571)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - General Ability To Repay Provision Employment - Schedule C: Exception generated due to missing third party verification of schedule C income.
Federal Compliance - General Ability To Repay Provision Employment - Schedule C: Exception generated due to missing third party verification of schedule C income.
Federal Compliance - Check Loan Designation Match - ATR: Exception generated due to missing third party verification of schedule C income.	REVIEWER - WAIVED COMMENT (2018-11-08): Lender approved exception
SELLER - GENERAL COMMENT (2018-11-16): Disagree--Verbal Verifications in file for all three jobs in XDOC dated 10/XX & 10/XX.  Note date of 10/XX.
REVIEWER - GENERAL COMMENT (2018-11-16): Although multiple third party verification were located in the file, the one for XXs was not in the file.  Exception remains.
SELLER - GENERAL COMMENT (2018-11-16): Disagree--Verbal Verifications in file for all three jobs in XDOC dated 10/XX & 10/XX.  Note date of 10/XX.
REVIEWER - GENERAL COMMENT (2018-11-16): Although multiple third party verification were located in the file, the one for Schedule C XX Planing Insurance was not in the file.  third party verification is required even if the business has a loss, nothing within guidelines stating it is not needed.  Exception remains. Exception remains.
SELLER - GENERAL COMMENT (2018-11-16): Disagree--Verbal Verifications in file for all three jobs in XDOC dated 10/XX & 10/XX.  Note date of 10/XX.
REVIEWER - GENERAL COMMENT (2018-11-16): Review located VVOEs for multiple jobs, however,missing for the following: Schedule C real Estate Sales for XX, XX Services for XX, VVOE for XX (B2 prior employer) and XX (B1 prior employer). A third party verification is required even if the business has a loss, nothing within guidelines stating it is not needed. Exception remains.	Federal Compliance - Check Loan Designation Match - ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision Employment - Schedule C: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

																					Federal Compliance - General Ability To Repay Provision Employment - Schedule C: Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.	FICO score 744; excellent Credit History, Mortgage history 0x30 with no Derogatory. 3 borrowers obligated on the note; Reserves: $XX		C	C	C	C	C	C
205058995	XX	XX	XX	VA	11/XX/2018	Primary	Purchase	ATR Risk	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 51.13308% exceeds Guideline total debt ratio of 50.00000%.	Lender removed an auto loan from debt and we did not get any supporting documentation to support the removal of the debt. Only document I found was the divorce decree but this shows that the car was awarded to our borrower.	SELLER - GENERAL COMMENT (2018-11-27): Process defect/system issue - this account was marked on the initial application to be paid at closing but this was a purchase and debts are marked To Be Paid did not automatically drop on the CD. Underwriter did not condition for it to be on the final CD.
REVIEWER - GENERAL COMMENT (2018-11-27): despite it not being conditioned to be paid by the underwriter, the exception remains as it was not paid off at closing or included into debt calculations.
SELLER - GENERAL COMMENT (2019-01-11): • Exception with NXX  This debt was not paid at closing so needs to be included in the ratios bringing the DTI to 51% which is within exception tolerances, uploaded new 1003/1008 and Asset Worksheet.  Comp Factors: 12 months post closing reserves vs 6 month guideline, 20% down payment vs 10% guideline, satisfactory verification of rent since 9/2017 paid as agreed, established credit history with no lates.
REVIEWER - GENERAL COMMENT (2019-01-11): Exception was not made prior to closing, exception remains.	3	[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.13308% moderately exceeds the guideline maximum of 50.00000%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[2] Miscellaneous Compliance - Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.: Date Issued: 11/XX/2018 / Relative Sequence Num: 2 Appraisal Desk Review Fee
[2] Miscellaneous Compliance - Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.: Date Issued: 11/XX/2018 / Relative Sequence Num: 2
[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
[2] Federal Compliance - TRID Final Closing Disclosure Total Amount for Recording Fees: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/XX/2018 disclosed the total amount for all recording fees on a line other than the first line. (Final/XX/02/2018)
[2] Federal Compliance - TRID Invalid Section B Combinations: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 11/XX/2018 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/XX/02/2018)	Miscellaneous Compliance - Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.: Final CD does not show who this was paid to.
Federal Compliance - TRID Invalid Section B Combinations: Desk review fee on one which was not the final cd but dated same day does show it was paid to lender.
Federal Compliance - TRID Final Closing Disclosure Total Amount for Recording Fees: Valid exception Final CD entered as provided.
Federal Compliance - TRID Esign Consent Agreement Status: One Le provided to us was e-signed by borrower all other Le's and Cd's were either unsigned or signed in person.
Federal Compliance - Check Loan Designation Match - ATR Risk: Valid exception due to dti.
Miscellaneous Compliance - Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.: All Cd's do not show who the desk review fee was paid to.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Valid exception due to dti.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Valid exception due to dti.	SELLER - GENERAL COMMENT (2018-11-27): Process defect/system issue - this account was marked on the initial application to be paid at closing but this was a purchase and debts are marked To Be Paid did not automatically drop on the CD. Underwriter did not condition for it to be on the final CD.
REVIEWER - GENERAL COMMENT (2018-11-27): despite it not being conditioned to be paid by the underwriter, the exception remains as it was not paid off at closing or included into debt calculations.
SELLER - GENERAL COMMENT (2018-11-27): Process defect/system issue - this account was marked on the initial application to be paid at closing but this was a purchase and debts are marked To Be Paid did  not automatically drop on the CD.  Underwriter did not condition for it to be on the final CD.
REVIEWER - GENERAL COMMENT (2018-11-27): despite it not being conditioned to be paid by the underwriter, the exception remains as it was not paid off at closing or included into debt calculations.	Federal Compliance - Check Loan Designation Match - ATR Risk: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																					Federal Compliance - TRID Invalid Section B Combinations: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			C	C	C	C	C	C
205125299	XX	XX	XX	VA	10/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			B	B	B	B	B	B
205306370	XX		XX	XX	OH	7/XX/2004	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.						B	B	B	B	B	B
205790121	XX	XX	XX	XX	OH	4/XX/2002	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2002, prior to three (3) business days from transaction date of 04/XX/2002.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
205959740	XX	XX	XX	TX	11/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
206242452	XX	XX	XX	GA	8/XX/2003	Primary	Refinance Rate/Term	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
206260652	XX	XX	XX	VA	2/XX/2019	Primary	Refinance Rate/Term	Non QM	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 129.50549% exceeds Guideline loan to value percentage of 125.00000%.	The LTV of 129.505 exceeds the Investor guideline of 125%. The Lender approved an exception for the LTV.	REVIEWER - WAIVED COMMENT (2019-03-07): Lender approved exception	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Secondary/XX/14/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2019 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/XX/18/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/XX/18/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/XX/2019 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/XX/18/2019)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal was not provided before completion. The Desk Review was completed after the borrower received the appraisal.
Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: Final Closing Disclosure provided on 02/XX/2019 disclosed prepaid interest under Prepaids that does not match calculated figures.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Final Closing Disclosure provided on 02/18/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Underdisclosed by $40.75.	REVIEWER - CURED COMMENT (2019-03-14): Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD provided curing exception	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	35.59% DTI Reducing current rate from 12.15%.		B	B	B	B	B	B
207284877	XX	XX	XX	XX	DE	6/XX/2007	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			B	B	B	B	B	B
207284985	XX	XX	XX	XX	AK	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.						B	B	B	B	B	B
207285021	XX	XX	XX	XX	CA	2/XX/1999	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1998.						B	B	B	B	B	B
207285131	XX	XX	XX	XX	KY	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
207285146	XX	XX	XX	XX	NC	8/XX/2003	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	D	D	D	D	D	D
207285203	XX	XX	XX	XX	NY	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
207285309	XX	XX	XX	XX	FL	6/XX/2005	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
207285348	XX	XX	XX	XX	MS	12/XX/2002	Investment	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.
																		[2] State Compliance - Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 5% in year 1, 4% in year 2, 3% in year 3, 2% in year 4, or 1% in year 5; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.						B	B	B	B	B	B
207693421	XX	XX	XX	XX	NJ	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lump sum seller credit of $XX reflected on HUD-1, however the loan file does not itemize which fee(s) this credit is applied to so it has been applied first to the non prepaid finance charges.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
207756439	XX	XX	XX	XX	PA	8/XX/2002	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.						B	B	B	B	B	B
207767528	XX	XX	XX	XX	NY	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to TIL Itemization missing breakdown of fees paid by lump sum Lender Credit of $XX.	REVIEWER - GENERAL COMMENT (2019-08-23): Lender credit of $1900 was not itemized. Most conservative approach used when applying the credit.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
207898351	XX	XX	XX	TX	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 8.75313% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $5,426.94 on an Original Principal Loan Amount of $XX vs. an allowable total of $1,860.00 (an overage of $3,566.94 or 5.75313%.)
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.		Yes	D	D	D	D	D	D
207898365	XX	XX	XX	TX	1/XX/2003	Primary	Refinance Rate/Term	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.31019% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $3,575.00 on an Original Principal Loan Amount of $XX vs. an allowable total of $3,240.00 (an overage of $335.00 or 0.31019%.)
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine due to missing itemization of amount financed disclosure.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			C	C	C	C	C	C
207898373	XX	XX	XX	TX	12/XX/2002	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.59334% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $5,029.83 on an Original Principal Loan Amount of $XX vs. an allowable total of $1,987.20 (an overage of $3,042.63 or 4.59334%.)
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			C	C	C	C	C	C
207898391	XX	XX	XX	OH	11/XX/2002	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
207898394	XX	XX	XX	TX	12/XX/2002	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			B	B	B	B	B	B
207898399	XX	XX	XX	NJ	10/XX/2002	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: Part of prior transaction	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
207898400	XX	XX	XX	TX	12/XX/2002	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			B	B	B	B	B	B
207898403	XX	XX	XX	TX	12/XX/2002	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
207898405	XX	XX	XX	TX	12/XX/2002	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure): Notice of Extension of Credit Disclosure provided at least 12 days prior to closing with no evidence of receipt in file): Texas Constitution Section 50(a)(6): Notice of Extension of Credit Disclosure provided at least 12 days prior to closing with no evidence of receipt in file.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure): Notice of Extension of Credit Disclosure provided at least 12 days prior to closing with no evidence of receipt in file): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.			B	B	B	B	B	B
207898408	XX		XX	XX	TX	1/XX/2003	Primary	Refinance Cash-out - Other		3							3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 9.31800% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $4,659.00 on an Original Principal Loan Amount of $XX vs. an allowable total of $1,500.00 (an overage of $3,159.00 or 6.31800%.)			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			C	C	C	C	C	C
207898428	XX	XX	XX	GA	1/XX/2004	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
207898687	XX	XX	XX	GA	6/XX/2003	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
207898688	XX	XX	XX	TX	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.19209% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $2,167.23 on an Original Principal Loan Amount of $XX vs. an allowable total of $1,050.00 (an overage of $1,117.23 or 3.19209%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided to All Owners/Owners’ Spouse
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			C	C	C	C	C	C
207898715	XX	XX	XX	TX	3/XX/2003	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.84428% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $6,707.39 on an Original Principal Loan Amount of $XX vs. an allowable total of $2,940.00 (an overage of $3,767.39 or 3.84428%.)
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			C	C	C	C	C	C
207898717	XX	XX	XX	TX	1/XX/2003	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 8.00000% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $3,200.00 on an Original Principal Loan Amount of $XX vs. an allowable total of $1,200.00 (an overage of $2,000.00 or 5.00000%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided to All Owners/Owners’ Spouse
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			C	C	C	C	C	C
207898722	XX	XX	XX	TX	3/XX/2003	Investment	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.					No	D	D	D	D	D	D
207898784	XX	XX	XX	OH	4/XX/2003	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - Ohio Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (OH) –Max Prepayment charge for OH is 1% for first 5 years - note states 5% for 24 months. Lender is XX.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
207898810	XX	XX	XX	FL	5/XX/2003	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payment Stream Variance: Final Truth In Lending Disclosure has incorrect payment stream.	Federal Compliance - Payment Stream Variance: Final Truth In Lending Disclosure has incorrect payment stream.: Final TiL payment stream does not reflect the ARM terms of the Note.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Payment Stream Variance: Final Truth In Lending Disclosure has incorrect payment stream.: TILA APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
207898812	XX	XX	XX	GA	4/XX/2003	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
207898818	XX	XX	XX	PA	12/XX/2002	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Note Addendum - Prepayment not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	D	D	D	D	D	D
207898819	XX	XX	XX	AL	11/XX/2002	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	D	D	D	D	D	D
207898840	XX		XX	XX	TX	2/XX/2004	Investment	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						B	B	B	B	B	B
207898850	XX	XX	XX	TX	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.84942% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $4,170.50 on an Original Principal Loan Amount of $XX vs. an allowable total of $XX (an overage of $XX or 1.84942%.)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for fee under disclosure due to missing breakdown of prepaid finance charges within the Final TIL itemization.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			C	C	C	C	C	C
207898853	XX	XX	XX	TX	2/XX/2004	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
207898865	XX	XX	XX	TX	2/XX/2004	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.21576% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $3,878.50 on an Original Principal Loan Amount of $XX0 vs. an allowable total of $2,760.00 (an overage of $1,118.50 or 1.21576%.)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																					State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			C	C	C	C	C	C
207898886	XX	XX	XX	GA	12/XX/2003	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
207898897	XX	XX	XX	FL	3/XX/2003	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	D	D	D	D	D	D
207898899	XX	XX	XX	NY	3/XX/2003	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	State Compliance - New York Late Charge Percent Testing: 6% late charge exceeds 2% maximum per state.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	D	D	D	D	D	D
207925542	XX	XX	XX	NC	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
207925547	XX	XX	XX	NJ	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	D	D	D	D	D	D
207925558	XX	XX	XX	IL	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
207925582	XX	XX	XX	IL	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
207925602	XX	XX	XX	NC	4/XX/2003	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
207925610	XX	XX	XX	IL	12/XX/2002	Primary	Refinance Cash-out - Other	3	[3] General - Incomplete Document: Note - Subject Lien is incomplete	Signature page is missing from file.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Illinois Late Charge Percent Testing: 6% late charge exceeds 5% maximum per state (IL).	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
207925640	XX	XX	XX	NJ	5/XX/2003	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
207925643	XX	XX	XX	IL	11/XX/2003	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Illinois Late Charge Percent Testing: 6% late charge exceeds 5% maximum per state IL
																			State Compliance - Illinois Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL loan with interest rate >8% is $0 - note states 6 months interest. Lender is XX.		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
207925644	XX	XX	XX	IL	3/XX/2003	Primary	Refinance Rate/Term	2	2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Loan with an interest rate less than 8% contains an impermissible prepayment penalty of greater than 6 months interest calculated on 80% of the original balance.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
207925655	XX	XX	XX	IL	2/XX/2003	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Illinois Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (ME) - max prepayment charge for IL loan is 0% for loans with effective rate greater than 8% - note states 6 months interest. Lender is XX.					B	B	B	B	B	B
207925659	XX	XX	XX	IL	12/XX/2002	Primary	Refinance Rate/Term	3	[3] General - Incomplete Document: Note - Subject Lien is incomplete	Missing signature page of Note.	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Illinois Prepayment Penalty: PPP is expired. 36 months prepayment penalty with Note rate of XX% is not allowed in the state of IL which specifies "It is unlawful to provide a prepayment penalty or other charge for prepayment on any loan secured by a mortgage on residential real estate, if the annual interest rate exceeds 8%."	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
207925674	XX	XX	XX	IL	3/XX/2003	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	D	D	D	D	D	D
207925677	XX	XX	XX	IL	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
207925696	XX	XX	XX	NJ	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
207959779	XX	XX	XX	XX	TX	9/XX/2002	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
207959807	XX	XX	XX	XX	IN	9/XX/2002	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
207959828	XX	XX	XX	XX	SC	9/XX/1998	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 12.59800% is underdisclosed from calculated APR of 12.77253% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,382.20 is underdisclosed from calculated Finance Charge of $65,866.76 in the amount of $484.56.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
207959864	XX	XX	XX	XX	IN	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			B	B	B	B	B	B
207959884	XX	XX	XX	XX	NY	5/XX/2003	Primary	Refinance Cash-out - Other		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.						B	B	B	B	B	B
207959903	XX	XX	XX	XX	MN	7/XX/2002	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2002, prior to three (3) business days from transaction date of 07/XX/2002.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
207959910	XX	XX	XX	XX	PA	9/XX/2004	Primary	Purchase		2							2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.	State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: 10 day grace period is less than 15 day grace period required per state (PA).					B	B	B	B	B	B
207959913	XX	XX	XX	XX	CA	9/XX/2004	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - California Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (CA) - max prepayment charge for CA loan is $XX - note states %5,5%,5%,5%,5%. Lender is XX				Yes	D	D	D	D	D	D
207959976	XX	XX	XX	XX	OH	8/XX/2004	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
207959991	XX	XX	XX	XX	TX	9/XX/2004	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			B	B	B	B	B	B
207960002	XX	XX	XX	XX	CO	3/XX/2003	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			B	B	B	B	B	B
207960172	XX	XX	XX	XX	OK	8/XX/1999	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
208504548	XX	XX	XX	XX	MO	4/XX/2005	Primary	Refinance Cash-out - Other		1							1							A	A	A	A	A	A
208504574	XX	XX	XX	XX	CA	1/XX/2005	Primary	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						B	B	B	B	B	B
208504583	XX	XX	XX	XX	MI	12/XX/2004	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			B	B	B	B	B	B
208504672	XX	XX	XX	XX	FL	10/XX/2005	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			B	B	B	B	B	B
208504674	XX	XX	XX	XX	MA	10/XX/2002	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $489,804.46 is underdisclosed from calculated Finance Charge of $489,944.20 in the amount of $139.74.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final itemization of fees did not include a $60 Tracking Fee and Courier fees of $80 in total prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
208504714	XX	XX	XX	XX	TX	9/XX/2003	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.00000% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $5,135.20 on an Original Principal Loan Amount of $XX vs. an allowable total of $2,200.80 (an overage of $2,934.40 or 4.00000%.)
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																					State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			C	C	C	C	C	C
208504717	XX	XX	XX	XX	WA	10/XX/2003	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
208504895	XX	XX	XX	XX	CA	8/XX/2003	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	D	D	D	D	D	D
208504952	XX	XX	XX	XX	CA	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.					Yes	D	D	D	D	D	D
208581598	XX	XX	XX	XX	NY	12/XX/2003	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																					Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
208581604	XX	XX	XX	XX	KS	12/XX/2003	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			B	B	B	B	B	B
208581605	XX	XX	XX	XX	CO	12/XX/2003	Investment	Purchase		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.						B	B	B	B	B	B
208581621	XX	XX	XX	XX	OH	12/XX/2003	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.						B	B	B	B	B	B
208581624	XX	XX	XX	XX	TX	12/XX/2003	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			B	B	B	B	B	B
208795971	XX	XX	XX	XX	TX	1/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.00000% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $4,550.00 on an Original Principal Loan Amount of $XX vs. an allowable total of $1,950.00 (an overage of $2,600.00 or 4.00000%.)	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																					State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			C	C	C	C	C	C
208795973	XX	XX	XX	XX	GA	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			B	B	B	B	B	B
208796032	XX	XX	XX	XX	OH	10/XX/2005	Primary	Refinance Rate/Term		2							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.						B	B	B	B	B	B
208796121	XX	XX	XX	XX	MO	1/XX/2005	Investment	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						B	B	B	B	B	B